Unit Activity - Schedule of Movement in Number of Common Units, Subordinated Units and General Partner Units (Detail) - shares			1 Months Ended			6 Months Ended	12 Months Ended
	Jun. 02, 2015	Jun. 27, 2014	Jun. 30, 2015	Jul. 31, 2014	Jun. 30, 2014	Jun. 30, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Common Units [Member]
Class of Stock [Line Items]
Subordinated units converted to common units							8,567,500
Number of Units Issued	5,000,000	4,600,000	5,000,000	640,000	4,600,000			5,000,000	5,240,000
Repurchase program						(180,906)
Number of Units							27,194,094	18,626,594	13,807,500	8,567,500
General Partner Unit [Member]
Class of Stock [Line Items]
Number of Units Issued			102,041	13,062	93,877
Number of General Partner Units Outstanding							558,674	558,674	456,633	349,694
Subordinated Units [Member]
Class of Stock [Line Items]
Subordinated units converted to common units							(8,567,500)
Number of Units								8,567,500	8,567,500	8,567,500